Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
LEASES
NOTE 12 -	LEASES:

a.	Right-of-use assets

	Balance at	Additions	Disposals	Balance at
	beginning	during	during	end of
	of year	year	year	year
	U.S. dollars in thousands
For the year ended December 31, 2020
Cost
Property	465	174	-	639
Motor vehicles	113	162	(104)	171
	578	336	(104)	810

	Balance at	Additions	Disposals	Balance at
	beginning	during	during	end of
	of year	year	year	year
	U.S. dollars in thousands
For the year ended December 31, 2019
Cost
Property	19	446	-	465
Motor vehicles	147	26	(60)	113
	166	472	(60)	578

	Balance at	Amortization	Additions	Disposals	Balance at
	beginning	during	during	during	end of
	of year	year	year	year	year
	U.S. dollars in thousands
For the year ended December 31, 2020
Accumulated amortization
Property	(106)	(98)	-	-	(204)
Motor vehicles	(31)	(81)	-	49	63)
	(137)	(179)	-	49	(267)

	Balance at	Amortization	Additions	Disposals	Balance at
	beginning	during	during	during	end of
	of year	year	year	year	year
	U.S. dollars in thousands
For the year ended December 31, 2019
Accumulated amortization
Property	-	(65)	(41)	-	(106)
Motor vehicles	-	(50)	-	19	(31)
	-	(115)	(41)	19	(137)

b.	Lease liabilities

	Balance at	Additions	Interest expense	Termination	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2020
Property	431	174	77	-	(148)	534
Motor vehicles	77	162	8	(52)	(66)	129
	508	336	85	(52)	(214)	663
Short-term lease liabilities:
Property						235
Motor vehicles						63
Long-term lease liabilities:
Property						299
Motor vehicles						66
						663

	Balance at	Additions	Interest expense	Termination	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2019
Property	19	443	49	-	(80)	431
Motor vehicles	147	26	27	(44)	(79)	77
	166	469	76	(44)	(159)	508
Short-term lease liabilities:
Property						135
Motor vehicles						49
Long-term lease liabilities:
Property						296
Motor vehicles						28
						508

Expense relating to short-term leases for the year ended December 31, 2020 and 2019 amounted to $123 and $211 thousand, respectively.